Presentation and preparation of the consolidated financial statements and significant accounting policies (Details Text)	12 Months Ended
Dec. 31, 2023
Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text) [Abstract]
Maximum maturity period for a financial instrument to be classified as a cash equivalent	3 months
Software licenses
Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text) [Abstract]
Intagible assets with useful life defined	5 years
Income Tax [Member]
Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text) [Abstract]
Currently defined tax rates	25.00%
Income Tax [Member] | Banco Seguro
Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text) [Abstract]
Currently defined tax rates	25.00%
Income Tax [Member] | PagInvest
Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text) [Abstract]
Currently defined tax rates	25.00%
Social contribution [Member]
Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text) [Abstract]
Currently defined tax rates	9.00%
Social contribution [Member] | Banco Seguro
Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text) [Abstract]
Currently defined tax rates	20.00%
Social contribution [Member] | PagInvest
Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text) [Abstract]
Currently defined tax rates	15.00%